Joint Venture and Redeemable Non-Controlling Interest - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		5 Months Ended	12 Months Ended
	May 14, 2020	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Joint Venture And Non Controlling Interest [Line Items]
Cash and cash equivalents ($3,406 and $3,409 as of December 31, 2020 and 2019, respectively, for joint venture)					$ 113,216	$ 22,822
Proceeds from issuance of Series F preferred stock, net of issuance costs					176,462
Series F Preferred Stock
Joint Venture And Non Controlling Interest [Line Items]
Proceeds from issuance of Series F preferred stock, net of issuance costs			$ 188,000	$ 388,000
Joint Venture
Joint Venture And Non Controlling Interest [Line Items]
Cash and cash equivalents ($3,406 and $3,409 as of December 31, 2020 and 2019, respectively, for joint venture)					3,406	3,409
Prepaid expense					$ 100	$ 100
Joint Venture | Series F Convertible Preferred Stock
Joint Venture And Non Controlling Interest [Line Items]
Proceeds from issuance of Series F preferred stock, net of issuance costs	$ 200,000
VWGoA | Series F Preferred Stock
Joint Venture And Non Controlling Interest [Line Items]
Proceed from Series F preferred stock financings and business combination		$ 134,000